Financial Statement Details - Property, Plant and Equipment (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (20,013)	$ (7,838)
Total equipment, net	44,133	1,568
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	54,740
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 9,406	$ 9,406